N-2	Nov. 14, 2022
Cover [Abstract]
Entity Central Index Key	0001476963
Amendment Flag	false
Securities Act File Number	001-35994
Document Type	8-K
Entity Registrant Name	NightHawk Biosciences, Inc.
Entity Address, Address Line One	627 Davis Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560
City Area Code	919
Local Phone Number	240-7133
Entity Emerging Growth Company	false